SUPPLEMENT DATED AUGUST 1, 2008

TO

PROSPECTUS DATED APRIL 25, 2007

FOR

FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective August 1, 2008, SCSM Blue Chip Mid Cap Fund changed its name to SCSM WMC Blue Chip Mid Cap Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.